August 4, 1998

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Dreyfus New Leaders Fund, Inc.
          File No.:  811-3940
          CIK No.:  0000737520

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the Fund's form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on June 2, 1998.


                                        Very truly yours,


                                        Michele Amante



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